Loss per share - Components of Loss for Year (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net loss attributed to shareholders	$ (78,981)	$ (87,449)	$ (73,675)
Weighted average number of shares in issue, basic (in shares)	64,750,886	64,099,213	55,299,863
Weighted average number of shares in issue, diluted (in shares)	64,750,886	64,099,213	55,299,863
Basic loss per share (in dollars per share)	$ (1.22)	$ (1.36)	$ (1.33)
Diluted loss per share (in dollars per share)	$ (1.22)	$ (1.36)	$ (1.33)